RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Fair Value Hierarchy (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets measured at fair value:
Cash and cash equivalents	$ 1,141	$ 998	$ 900	$ 607
Restricted cash	391	191
Property, plant and equipment	64,005	54,283
Financial instrument liabilities
Contingent consideration	(92)	(68)
Liabilities for which fair value is disclosed:
Corporate borrowings	(2,731)	(2,362)
Non-recourse borrowings	(26,839)	(21,117)
Total	(34,722)	(31,253)
Transfers out of Level 3 of fair value hierarchy	56	0
Level 1
Assets measured at fair value:
Cash and cash equivalents	1,141
Restricted cash	391
Property, plant and equipment	0
Financial instrument liabilities
Contingent consideration	0
Liabilities for which fair value is disclosed:
Corporate borrowings	(2,731)
Non-recourse borrowings	(2,116)
Total	3,315
Level 2
Assets measured at fair value:
Cash and cash equivalents	0
Restricted cash	0
Property, plant and equipment	0
Financial instrument liabilities
Contingent consideration	0
Liabilities for which fair value is disclosed:
Corporate borrowings	0
Non-recourse borrowings	(24,723)
Total	24,923
Level 3
Assets measured at fair value:
Cash and cash equivalents	0
Restricted cash	0
Property, plant and equipment	64,005
Financial instrument liabilities
Contingent consideration	(92)
Liabilities for which fair value is disclosed:
Corporate borrowings	0
Non-recourse borrowings	0
Total	(62,960)
IFRS 9 PPAs
Assets measured at fair value:
Financial instrument assets	50	2
Financial instrument liabilities
Derivative financial liabilities	(798)	(668)
IFRS 9 PPAs | Level 1
Assets measured at fair value:
Financial instrument assets	0
Financial instrument liabilities
Derivative financial liabilities	0
IFRS 9 PPAs | Level 2
Assets measured at fair value:
Financial instrument assets	0
Financial instrument liabilities
Derivative financial liabilities	(56)
IFRS 9 PPAs | Level 3
Assets measured at fair value:
Financial instrument assets	50
Financial instrument liabilities
Derivative financial liabilities	(742)
Energy derivative contracts
Assets measured at fair value:
Financial instrument assets	90	37
Financial instrument liabilities
Derivative financial liabilities	(82)	(238)
Energy derivative contracts | Level 1
Assets measured at fair value:
Financial instrument assets	0
Financial instrument liabilities
Derivative financial liabilities	0
Energy derivative contracts | Level 2
Assets measured at fair value:
Financial instrument assets	90
Financial instrument liabilities
Derivative financial liabilities	(82)
Energy derivative contracts | Level 3
Assets measured at fair value:
Financial instrument assets	0
Financial instrument liabilities
Derivative financial liabilities	0
Interest rate swaps
Assets measured at fair value:
Financial instrument assets	233	335
Financial instrument liabilities
Derivative financial liabilities	(105)	(82)
Interest rate swaps | Level 1
Assets measured at fair value:
Financial instrument assets	0
Financial instrument liabilities
Derivative financial liabilities	0
Interest rate swaps | Level 2
Assets measured at fair value:
Financial instrument assets	233
Financial instrument liabilities
Derivative financial liabilities	(105)
Interest rate swaps | Level 3
Assets measured at fair value:
Financial instrument assets	0
Financial instrument liabilities
Derivative financial liabilities	0
Foreign exchange swaps
Assets measured at fair value:
Financial instrument assets	27	16
Financial instrument liabilities
Derivative financial liabilities	(353)	(110)
Foreign exchange swaps | Level 1
Assets measured at fair value:
Financial instrument assets	0
Financial instrument liabilities
Derivative financial liabilities	0
Foreign exchange swaps | Level 2
Assets measured at fair value:
Financial instrument assets	27
Financial instrument liabilities
Derivative financial liabilities	(353)
Foreign exchange swaps | Level 3
Assets measured at fair value:
Financial instrument assets	0
Financial instrument liabilities
Derivative financial liabilities	0
Tax equity
Assets measured at fair value:
Financial instrument assets	27	0
Financial instrument liabilities
Derivative financial liabilities	(1,782)	(1,131)
Tax equity | Level 1
Assets measured at fair value:
Financial instrument assets	0
Financial instrument liabilities
Derivative financial liabilities	0
Tax equity | Level 2
Assets measured at fair value:
Financial instrument assets	0
Financial instrument liabilities
Derivative financial liabilities	0
Tax equity | Level 3
Assets measured at fair value:
Financial instrument assets	27
Financial instrument liabilities
Derivative financial liabilities	(1,782)
Investments in debt and equity securities
Assets measured at fair value:
Financial instrument assets	1,540	$ 1,235
Investments in debt and equity securities | Level 1
Assets measured at fair value:
Financial instrument assets	0
Investments in debt and equity securities | Level 2
Assets measured at fair value:
Financial instrument assets	46
Investments in debt and equity securities | Level 3
Assets measured at fair value:
Financial instrument assets	$ 1,494